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KARNER BLUE BIODIVERSITY IMPACT FUND
Karner Blue Biodiversity Impact Fund
[1]	The Fund’s year-to-date return through June 30, 2022 was (26.19%).

October 26, 2022

Karner Blue Biodiversity Impact Fund

ButterflyTM Class (KAIBX)

A Series of Ultimus Managers Trust

Supplement to Prospectus and Summary Prospectus dated September 28, 2022

This supplement updates certain information in the Prospectus and Summary Prospectus of the Karner Blue Biodiversity Impact Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus, Summary Prospectus, or Statement of Additional Information, free of charge, please visit the Fund’s website at www.biodiversityimpactfund.com or call the Fund toll free at 1-855-KBANIML (855-522-6465).

The following change is made in the Prospectus and Summary Prospectus.

The following replaces the bar chart in the section entitled “Performance Summary” on page 5 of the Prospectus and page 3 of the Summary Prospectus:

*	The Fund’s year-to-date return through June 30, 2022 was (26.19%).

If you have any questions regarding the Fund, please call 1-855-KBANIML (855-522-6465).

Investors Should Retain this Supplement for Future Reference.